Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2024
Property Plant and Equipment, net [Abstract]
Property, Plant and Equipment, net
Note 10. Property, Plant and Equipment, net

a) An analysis of activity in property, plant and equipment, net for the years, 2022, 2023 and 2024 is as follows:

Cost	At December 31 2021		Additions		Retirements (2)		Business combinations (3)		Revaluation adjustments (5)		Transfer		Incorporation (merger, spin-off, sale)(4)		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31,2022
Network in operation and equipment	Ps.	1,111,714,837	Ps.	56,307,013	Ps.	(64,315,475)	Ps.	1,415,252	Ps.	(55,639,215)	Ps.	63,171,840	Ps.	(18,399,253)	Ps.	(68,236,057)	Ps.	—	Ps.	1,026,018,942
Land and buildings		48,019,609		596,165		(2,021,550)		—		—		737,667		—		(3,577,615)		—		43,754,276
Other assets		152,140,132		12,325,614		(13,642,510)		23,723		—		559,935		(698,522)		(5,468,249)		—		145,240,123
Construction in process and advances plant suppliers(1)		63,324,666		96,511,498		(49,559,746)		36,707		—		(48,393,706)		(72,194)		(2,027,587)		—		59,819,638
Spare parts for operation of the network		33,798,046		61,327,596		(30,957,726)		—		—		(19,923,388)		(6,995)		(1,879,058)		—		42,358,475
Total		1,408,997,290		227,067,886		(160,497,007)		1,475,682		(55,639,215)		(3,847,652)		(19,176,964)		(81,188,566)		—		1,317,191,454

Accumulated depreciation
Network in operation and equipment	Ps.	(574,672,058)	Ps.	—	Ps.	52,703,338	Ps.	—	Ps.	4,098,583	Ps.	71,627	Ps.	(4,827,813)	Ps.	52,313,781	Ps.	(95,577,534)	Ps.	(565,890,076)
Buildings		(9,849,503)		—		622,956		—		—		(47,578)		219,174		2,356,617		(1,701,274)		(8,399,608)
Other assets		(93,259,679)		—		9,711,246		—		—		(298,060)		8,940,398		3,146,276		(13,814,586)		(85,574,405)
Spare parts for the operation of the network		(19,371)		—		115,552		—		—		—		(6,717)		84,295		(274,914)		(101,155)
Total	Ps.	(677,800,611)	Ps.	—	Ps.	63,153,092	Ps.	—	Ps.	4,098,583	Ps.	(274,011)	Ps.	4,325,042	Ps.	57,900,969	Ps.	(111,368,308)	Ps.	(659,965,244)
Net Cost	Ps.	731,196,679	Ps.	227,067,886	Ps.	(97,343,915)	Ps.	1,475,682	Ps.	(51,540,632)	Ps.	(4,121,663)	Ps.	(14,851,922)	Ps.	(23,287,597)	Ps.	(111,368,308)	Ps.	657,226,210

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
(2)
Includes disposals of Chile’s separation process as a result of the Claro Chile, SpA joint venture. See Note 12b. Also includes disposals related to the sale of Claro Panama. See Note 2Ac and disposals related to the partial sale Claro Peru’s towers to Sitios Latam as of December 31, 2022.

(3)	“Business Combination” includes the acquisition of Grupo Oi, Jonava and Ustore, in Brazil. See Note 12a.
(4)	“Incorporation (merger, spin-off, sale)” includes disposals associated as spin-off of assets to Sitios Latam described in Note 12d.
(5)
¨Revaluation adjustments” include the surplus associated with the 29,090 telecommunications towers, for an amount of Ps. 50,880,804 that was transferred as part of the spin-off of assets to Sitios Latam described in Note 12d.

Cost	At December 31 2022		Additions		Retirements (2)(3)		Revaluation adjustments (4)		Transfer		Effect of translation of foreign subsidiaries and hyperinflation adjustment (5)		Depreciation for the year		At December 31,2023
Network in operation and equipment	Ps.	1,026,018,942	Ps.	50,024,889	Ps.	(33,329,584)	Ps.	(6,302,540)	Ps.	70,929,358	Ps.	(147,930,373)	Ps.	—	Ps.	959,410,692
Land and buildings		43,754,276		460,406		(623,086)		—		912,321		(4,104,367)		—		40,399,550
Other assets		145,240,123		9,207,577		(4,659,627)		—		91,200		(9,019,160)		—		140,860,113
Construction in process and advances plant suppliers(1)		59,819,638		60,315,693		(3,541,460)		—		(52,383,308)		(3,391,855)		—		60,818,708
Spare parts for operation of the network		42,358,475		24,598,463		(4,512,380)		—		(23,748,569)		(6,821,235)		—		31,874,754
Total		1,317,191,454		144,607,028		(46,666,137)		(6,302,540)		(4,198,998)		(171,266,990)		—		1,233,363,817

Accumulated depreciation
Network in operation and equipment	Ps.	(565,890,076)	Ps.	—	Ps.	32,420,796	Ps.	907,756	Ps.	(106,646)	Ps.	109,318,572	Ps.	(89,594,858)	Ps.	(512,944,456)
Buildings		(8,399,608)		—		503,192		—		63,923		2,739,797		(1,697,581)		(6,790,277)
Other assets		(85,574,405)		—		3,094,804		—		(139,191)		7,960,435		(10,516,865)		(85,175,222)
Spare parts for the operation of the network		(101,155)		—		55,866		—		12,152		400,001		(169,822)		197,042
Total	Ps.	(659,965,244)	Ps.	—	Ps.	36,074,658	Ps.	907,756	Ps.	(169,762)	Ps.	120,418,805	Ps.	(101,979,126)	Ps.	(604,712,913)
Net Cost	Ps.	657,226,210	Ps.	144,607,028	Ps.	(10,591,479)	Ps.	(5,394,784)	Ps.	(4,368,760)	Ps.	(50,848,185)	Ps.	(101,979,126)	Ps.	628,650,904

(1)	The construction in progress includes fixed and mobile network installations, as well as satellite and fiber optic developments that are in the process of being installed.
(2)	Includes disposals for the sale of 2,980 and 224 telecommunications towers on March 30 and July 31, 2023, respectively, owned by its subsidiary in Peru to Sitios Latam.
(3)	It includes disposals related to the sale of 1,388 telecommunications towers on February 3, 2023, owned by its subsidiary in the Dominican Republic to Sitios Latam.
(4)
Includes the surplus associated with the telecommunications towers that were transferred by the sale to Sitios Latam, described previously, for an amount of Ps. (6,957,275). In addition, includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps. 1,562,491.

(5)	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps. (5,956,256).

Cost	At December 31 2023		Additions		Retirements		Business combinations (4)		Revaluation adjustments (2)		Transfer		Effect of translation of foreign subsidiaries and hyperinflation adjustment(3)		Depreciation for the year		At December 31,2024
Network in operation and equipment	Ps.	959,410,692	Ps.	42,823,075	Ps.	(29,154,250)	Ps.	22,800,844	Ps.	1,290,655	Ps.	64,489,657	Ps.	120,602,682	Ps.	—	Ps.	1,182,263,355
Land and buildings		40,399,550		161,317		(147,047)		396,315		—		3,074,956		3,771,664		—		47,656,755
Other assets		140,860,113		9,230,523		(9,270,502)		1,669,061		—		1,302,049		5,534,769		—		149,326,013
Construction in process and advances plant suppliers(1)		60,818,708		53,618,806		(4,040,469)		6,099,339		—		(51,567,114)		3,449,438		—		68,378,708
Spare parts for operation of the network		31,874,754		22,053,172		(5,990,202)		2,798,554		—		(21,635,003)		2,037,343		—		31,138,618
Total	Ps.	1,233,363,817	Ps.	127,886,893	Ps.	(48,602,470)	Ps.	33,764,113	Ps.	1,290,655	Ps.	(4,335,455)	Ps.	135,395,896	Ps.	—	Ps.	1,478,763,449

Accumulated depreciation
Network in operation and equipment	Ps.	(512,944,456)	Ps.	—	Ps.	24,555,371	Ps.	—	Ps.	869,822	Ps.	1,115,687	Ps.	(78,164,080)	Ps.	(99,606,465)	Ps.	(664,174,121)
Buildings		(6,790,277)		—		104,005		—		—		(1,564,790)		(2,695,078)		(1,907,221)		(12,853,361)
Other assets		(85,175,222)		—		8,868,467		—		—		542,377		(2,176,603)		(9,835,660)		(87,776,641)
Spare parts for the operation of the network		197,042		—		87,481		—		—		(316,998)		(195,647)		53,225		(174,897)
Total	Ps.	(604,712,913)	Ps.	—	Ps.	33,615,324	Ps.	—	Ps.	869,822	Ps.	(223,724)	Ps.	(83,231,408)	Ps.	(111,296,121)	Ps.	(764,979,020)
Net Cost	Ps.	628,650,904	Ps.	127,886,893	Ps.	(14,987,146)	Ps.	33,764,113	Ps.	2,160,477	Ps.	(4,559,179)	Ps.	52,164,488	Ps.	(111,296,121)	Ps.	713,784,429

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed
(2)	Includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites AG and subsidiaries, for an amount of Ps. 2,160,477.
(3)	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps. 25,160,101.
(4)	“Business combination” includes the acquisition of NTT Austria GmbH (now A1 ICT Austria), in Austria and Claro Chile, SpA, in Chile. See Note 12a.

The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.

b) Revaluation of telecommunications towers

The fair value of the passive infrastructure of telecommunications towers was determined using the “income approach” method through a discounted cash flow model (DCF) where, among others, inputs such as average rents per tower were used, contract term and discount rates considering market information.

c) Relevant information related to the computation of the capitalized borrowing costs is as follows:

	Year ended December 31,
	2022		2023		2024
Amount invested in the acquisition of qualifying assets	Ps.	30,161,647	Ps.	25,489,098	Ps.	26,552,290
Capitalized interest		1,514,654		1,442,077		1,622,958
Capitalization rate		5.0%		5.7%		6.1%

Capitalized interest is being amortized over a period of estimated useful life of the related assets.

d) Non-cash consideration.

For the year ended December 31, 2022, 2023 and 2024, non-cash transactions related to acquisitions of property, plant and equipment in accounts payable amounted to Ps. 1,476,834, Ps. 6,928,514 and Ps. 11,701,417.

Additionally, for the year ended December 31, 2023, the non-cash transaction related to revaluation surplus amounted Ps. 1,157,941.